Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Apr. 01, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025
North Shore Equity Rotation ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,568	$ 10,063	$ 10,404	$ 10,631	$ 10,576	$ 10,771	$ 10,824	$ 11,395	$ 11,032	$ 11,206	$ 10,918	$ 10,340
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,594	$ 10,069	$ 10,431	$ 10,558	$ 10,814	$ 11,045	$ 10,945	$ 11,587	$ 11,311	$ 11,626	$ 11,474	$ 10,828